PIMCO Variable Insurance Trust

Supplement dated November 12, 2009 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M Prospectus,

each dated May 1, 2009

Disclosure related to the PIMCO High Yield Portfolio (the “Portfolio”) and the PIMCO All Asset, PIMCO

All Asset All Authority and PIMCO Global-Multi Asset Portfolios

Effective immediately, the caption for the Portfolio under “Credit Quality” in the table in the “Summary Information” section is deleted in its entirety and replaced with the following:

Min 80% of assets below Baa; max 20% of total assets Caa or below

Effective immediately, the caption under “Credit Quality” in the “Principal Investments and Strategies” section relating to the Portfolio is deleted in its entirety and replaced with the following:

Minimum 80% of assets below Baa; max 20% of total assets Caa or below

Effective immediately, the first sentence of the “Principal Investments and Strategies” description for the Portfolio is deleted in its entirety and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures or swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

Effective immediately, the caption relating to the PIMCO High Yield Fund, an Underlying PIMCO Fund, under “Credit Quality” in the table in the “Descriptions of the Underlying PIMCO Funds” section is deleted in its entirety and replaced with the following:

Min 80% of assets below Baa; max 20% of total assets Caa or below

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement dated November 12, 2009 to the

Administrative Class Prospectus for the PIMCO High Yield Portfolio, the Institutional Class Prospectus for

the PIMCO High Yield Portfolio and the Advisor Class Prospectus for the PIMCO High Yield Portfolio,

each dated May 1, 2009

Disclosure related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective immediately, the caption for the Portfolio under “Credit Quality” in the table in the “Summary Information” section is deleted in its entirety and replaced with the following:

Min 80% of assets below Baa; max 20% of total assets Caa or below

Effective immediately, the caption under “Credit Quality” in the “Principal Investments and Strategies” section relating to the Portfolio is deleted in its entirety and replaced with the following:

Minimum 80% of assets below Baa; max 20% of total assets Caa or below

Effective immediately, the first sentence of the “Principal Investments and Strategies” description for the Portfolio is deleted in its entirety and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures or swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement dated November 12, 2009 to the

Administrative Class Prospectus for the PIMCO All Asset Portfolio, the Administrative Class Prospectus for

the PIMCO Global Multi-Asset Portfolio, the Institutional Class Prospectus for the PIMCO Real Return,

PIMCO Global Bond and PIMCO All Asset Portfolios, the Advisor Class Prospectus for the PIMCO All

Asset Portfolio, the Advisor Class Prospectus for the PIMCO Global Multi-Asset Portfolio and the Class M

Prospectus for the PIMCO All Asset Portfolio,

each dated May 1, 2009

Disclosure related to the PIMCO All Asset, PIMCO All Asset All Authority and

PIMCO Global-Multi Asset Portfolios

Effective immediately, the caption relating to the PIMCO High Yield Fund, an Underlying PIMCO Fund, under “Credit Quality” in the table in the “Descriptions of the Underlying PIMCO Funds” section is deleted in its entirety and replaced with the following:

Min 80% of assets below Baa; max 20% of total assets Caa or below

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated November 12, 2009 to the

Statement of Additional Information,

dated September 1, 2009

Disclosure Related to All Portfolios

Effective immediately, the final sentence of the second to last paragraph in the “Investment Restrictions” section of the Statement of Additional Information on page 55 is deleted in its entirety and replaced by the following:

In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.

Investors Should Retain This Supplement For Future Reference